Business combinations - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	May 28, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Bargain purchase gain		$ 0	$ 5,856
Stako
Business Acquisition [Line Items]
Purchase price	$ 7,130
Bargain purchase gain	$ 5,856